UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21348

Name of Fund:  BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 136.1%

Alabama — 0.8%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 06/01/19(a)	$4,615	$4,785,663

Arizona — 3.5%
Arizona Board of Regents, RB, University of Arizona, 5.00%, 08/01/28	2,000	2,162,180
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 02/01/30	2,685	2,856,518
Arizona Industrial Development Authority, RB, Academies of Math & Science Projects, Series B, 4.25%, 07/01/27(b)	545	535,855
City of Phoenix Arizona IDA, RB, Facility, Legacy Traditional Schools Project, Series A, 5.75%, 07/01/24(b)	750	806,707
City of Phoenix Arizona IDA, Refunding RB, Downtown Phoenix Student Housing, Series A:
5.00%, 07/01/25	300	337,206
5.00%, 07/01/29	175	198,709
5.00%, 07/01/31	175	196,980
City of Tucson Arizona, COP, Refunding (AGC), 4.00%, 07/01/20	2,325	2,419,883
County of Pinal Arizona Electric District No. 3, Refunding RB, 5.00%, 07/01/21(a)	1,600	1,742,784
Glendale Union School District No. 205, GO, Series C (BAM):
5.00%, 07/01/24	1,945	2,189,584
5.00%, 07/01/27	500	558,190
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT:
5.00%, 07/01/27	700	758,863
5.00%, 07/01/32	1,925	2,074,977
Scottsdale IDA, Refunding RB, Scottsdale Healthcare, Series C (AGM), 5.00%, 09/01/35	2,050	2,168,654
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	1,000	1,027,020

		20,034,110
Arkansas — 0.7%
City of Benton Arkansas, RB, 5.00%, 06/01/29	1,055	1,189,913

Security	Par (000)	Value
Arkansas (continued)
University of Arkansas, Refunding RB, 5.00%, 03/01/31	$2,315	$2,649,008

		3,838,921
California — 4.7%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 08/15/20(a)	2,135	2,286,072
California Infrastructure & Economic Development Bank, Refunding RB, 4.00%, 11/01/31	1,335	1,415,300
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.00%, 03/01/25	2,000	2,141,780
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/33	12,500	14,226,000
State of California, GO:
5.50%, 04/01/28	15	15,052
Various Purposes, 5.75%, 04/01/31	7,000	7,196,070

		27,280,274
Colorado — 0.5%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatiives, Series B-1, 5.00%, 07/01/38	270	285,249
Park Creek Metropolitan District, Refunding, Tax Allocation Bonds, 5.00%, 12/01/34	500	563,945
University of Northern Colorado, Refunding RB, Series A, 5.00%, 06/01/31	2,000	2,247,700

		3,096,894
Connecticut — 2.6%
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 07/01/21(a)	4,530	4,894,031
State of Connecticut, GO, Series A:
5.00%, 04/15/30	5,000	5,669,500
5.00%, 04/15/31	4,000	4,517,920

		15,081,451
Delaware — 0.8%
County of Kent Delaware, RB, CHF-Dover, LLC-Delaware State University Project, Series A:
5.00%, 07/01/29	880	975,383
5.00%, 07/01/30	1,030	1,139,046
5.00%, 07/01/31	750	824,385
5.00%, 07/01/32	375	410,944

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Delaware (continued)
County of Kent Delaware, RB, CHF-Dover, LLC-Delaware State University Project, Series A (continued):
5.00%, 07/01/33	$1,190	$1,298,159

		4,647,917
Florida — 7.3%
Capital Region Community Development District, Refunding, Special Assessment Bonds, Series A-1:
4.13%, 05/01/23	500	500,375
4.63%, 05/01/28	500	499,965
County of Broward Florida School Board, COP, Refunding, Series A (AGM), 5.00%, 07/01/21(a)	10,000	10,907,300
County of Lee Florida, Refunding ARB, Series A, AMT (AGM), 5.00%, 10/01/27	1,635	1,767,222
County of Lee Florida, Refunding RB, Series A, AMT, 5.50%, 10/01/23	1,000	1,097,630
County of Miami-Dade Florida, RB, AMT, Series B:
6.00%, 10/01/28	3,470	3,962,601
6.00%, 10/01/29	3,480	3,972,246
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/32	5,020	5,651,215
County of Miami-Dade Florida Transit System Sales Surtax Revenue, Refunding RB, 5.00%, 07/01/32	1,500	1,646,010
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series C (BHAC), 5.00%, 10/01/18(a)	8,000	8,048,800
Lakewood Ranch Stewardship District, Special Assessment Bonds:
Del Webb Project, 3.65%, 05/01/22(b)	525	527,048
Del Webb Project, 4.30%, 05/01/27(b)	520	522,116
Lakewood National and Polo Run Projects, 4.00%, 05/01/22	1,230	1,241,255
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series A, 4.25%, 05/01/24	1,300	1,346,280
Sarasota County Health Facilities Authority, RB, Sunnyside Village Project, 5.00%, 05/15/33	600	664,272

Security	Par (000)	Value
Florida (continued)
Sterling Hill Community Development District, Refunding, Special Assessment Bonds, Series B, 5.50%, 11/01/10(c)(d)	$143	$91,229

		42,445,564
Georgia — 3.1%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/32	10,315	11,721,347
County of Cobb Kennestone Hospital Authority, Refunding RB, Revenue Anticipation Certificates:
5.00%, 04/01/31	800	908,824
5.00%, 04/01/32	1,250	1,413,975
County of Fulton Development Authority, RB, Revenue Anticipation Certificates, Series A, 5.00%, 04/01/32	1,000	1,131,180
Main Street Natural Gas Inc, RB, Series A, 5.50%, 09/15/28	2,500	2,972,175

		18,147,501
Hawaii — 0.9%
State of Hawaii Airports System, Refunding ARB, Series A, 5.25%, 07/01/29	5,000	5,329,850

Idaho — 1.3%
Idaho Health Facilities Authority, Refunding RB, St. Lukes Health Syatem, Series A(e):
5.00%, 03/01/32	4,100	4,651,204
5.00%, 03/01/33	2,410	2,723,035

		7,374,239
Illinois — 14.9%
Chicago Board of Education, GO, Refunding Dedicated Revenues, Series D, 5.00%, 12/01/26	4,185	4,403,038
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT:
5.00%, 01/01/32	5,000	5,444,000
5.50%, 01/01/32	1,500	1,668,345
City of Chicago Illinois O’Hare International Airport, Refunding GARB, AMT, Series C:
5.25%, 01/01/28	1,350	1,481,692
5.25%, 01/01/29	3,020	3,308,048
City of Chicago Illinois O’Hare International Airport, RB, Refunding GARB, 5.00%, 01/01/32	3,745	4,174,327

2

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series A, AMT, 5.00%, 01/01/23	$13,000	$14,453,400
City of Chicago Illinois Transit Authority, RB, 5.25%, 12/01/31	3,700	3,980,090
Cook County Community College District No. 508, GO, City College of Chicago, 5.13%, 12/01/38	1,000	1,037,900
Illinois Finance Authority, Refunding RB, CHF-Chicago, LLC-University Of Illinois at Chicago:
5.00%, 02/15/28	810	908,083
5.00%, 02/15/29	400	447,116
5.00%, 02/15/30	500	556,435
5.00%, 02/15/31	500	553,990
5.00%, 02/15/32	500	551,955
Madison-Macoupin Etc. Counties Community College District No. 536, GO, Refunding, Lewis & Clark Community College:
5.00%, 05/01/30	475	496,826
5.00%, 05/01/31	500	522,885
5.00%, 05/01/32	500	522,185
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, 5.00%, 12/15/28	1,200	1,333,560
Railsplitter Tobacco Settlement Authority, RB, 5.50%, 06/01/21(a)	3,500	3,852,660
State of Illinois, GO:
5.25%, 02/01/30	5,000	5,315,850
5.00%, 04/01/31	1,000	1,049,150
5.00%, 05/01/31	10,010	10,503,093
Series D, 5.00%, 11/01/28	1,645	1,767,059
State of Illinois Finance Authority, Refunding RB, Southern Illinois Healthcare Enterprises, Inc.:
5.00%, 03/01/30	550	620,675
5.00%, 03/01/32	920	1,028,726
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/34	9,140	10,044,951
State of Illinois Toll Highway Authority, Refunding RB, Senior Series A, 5.00%, 12/01/31	5,220	5,924,074

		85,950,113
Indiana — 4.0%
City of Whiting Indiana, RB, BP Products North America, Inc. Project, 5.25%, 01/01/21	4,800	5,166,912

Security	Par (000)	Value
Indiana (continued)
County of Jasper Indiana, Refunding RB, Northern Indiana Public Service Co., Series C (NPFGC), 5.85%, 04/01/19	$2,000	$2,050,300
Indiana Finance Authority, RB, Wastewater, 1st Lien, Series A, 5.25%, 10/01/31	10,000	10,930,100
Indiana Finance Authority, Refunding RB, US Steel Corp. Project, 6.00%, 12/01/19	5,000	5,156,250

		23,303,562
Iowa — 1.2%
Iowa Higher Education Loan Authority, RB, Private College Facility:
5.25%, 04/01/23	695	752,727
5.25%, 04/01/24	730	790,634
5.25%, 04/01/25	520	563,191
5.25%, 04/01/26	360	389,707
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.00%, 09/01/20(a)	2,315	2,468,021
Upper Iowa University Project, 5.00%, 09/01/20(f)	1,000	1,040,660
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, Series A, 5.00%, 12/01/26	775	868,450

		6,873,390
Kansas — 1.4%
County of Seward Unified School District No. 480 Liberal, GO, Refunding:
5.00%, 09/01/22(a)	1,005	1,112,163
5.00%, 09/01/22(a)	3,990	4,463,374
5.00%, 09/01/33	1,005	1,112,163
Kansas Development Finance Authority, Refunding RB, Health Hospital Nursing Home Improvements:
5.00%, 11/15/19(a)	35	36,426
5.00%, 11/15/23	1,465	1,528,317

		8,252,443
Kentucky — 0.5%
Countyof Louisville/Jefferson Metropolitan Government, Refunding RB, Catholic Health Initiatives:
5.00%, 12/01/35	120	126,527
Series A, 5.00%, 12/01/31	2,750	2,916,815

		3,043,342
Louisiana — 3.3%
City of Bossier City Louisiana Utilities, Refunding RB, 5.00%, 10/01/32	2,000	2,288,840

3

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Louisiana (continued)
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring, Series A-2 (AGC), 6.00%, 01/01/19(a)	$850	$866,312
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, BRCC Facilities Corp. Project:
5.00%, 12/01/27	3,445	3,747,264
5.00%, 12/01/28	3,715	4,040,954
New Orleans Aviation Board, RB, Series A, 5.00%, 01/01/33	1,000	1,111,560
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, 4.00%, 05/01/34	3,000	3,119,520
Terrebonne Levee & Conservation District, RB, Sales Tax, 5.00%, 07/01/28	3,660	4,084,157

		19,258,607
Maine — 0.3%
Portland Housing Development Corp., Refunding RB, Senior Living, Retirement Facilities, Series A, 6.00%, 02/01/34	1,965	1,967,751

Maryland — 1.7%
City of Rockville Maryland, RB, Ingleside King Farm Project, 3.50%, 11/01/26	1,825	1,819,744
Maryland Economic Development Corp., RB, Transportation Facilities Project, Series A, 5.13%, 06/01/20(f)	1,020	1,067,583
Maryland Economic Development Corp., Refunding RB, Transportation Facilities Project, Series A:
5.00%, 06/01/29	1,835	2,098,304
5.00%, 06/01/30	1,015	1,155,151
5.00%, 06/01/31	1,000	1,133,600
5.00%, 06/01/32	1,000	1,125,580
Maryland Health & Higher Educational Facilities Authority, RB, Johns Hopkins Health System, Series B, 5.00%, 07/01/33	1,140	1,255,904

		9,655,866
Massachusetts — 1.7%
Massachusetts Development Finance Agency, Refunding RB:
Emerson College Issue, Series A, 5.00%, 01/01/31	1,730	1,896,617
Suffolk University, 5.00%, 07/01/29	2,700	3,069,765
Suffolk University, 5.00%, 07/01/30	3,125	3,540,031

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority, Refunding RB, Winchester Hospital, 5.00%, 07/01/25	$1,060	$1,116,943

		9,623,356
Michigan — 2.3%
Manistee Area Public Schools, GO, Refunding (Q-SBLF), 5.00%, 05/01/25	1,000	1,083,130
Michigan Finance Authority, Refunding RB, Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 07/01/31	4,000	4,458,000
Michigan State Building Authority, Refunding RB, Facilities Program, Series II-A, 5.00%, 10/15/24	2,500	2,729,850
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.25%, 11/15/19(a)	4,900	5,124,714

		13,395,694
Minnesota — 1.1%
City of Minneapolis, RB, YMCA of the Greater Twin Cities Project:
4.00%, 06/01/30	150	157,506
4.00%, 06/01/31	50	52,221
County of St. Paul Minnesota Housing & Redevelopment Authority, RB, Great River School Project, Series A, 4.75%, 07/01/29(b)	250	253,073
University of Minnesota, RB, Biomedical Science Research Facilities Funding Program:
Series B, 5.00%, 08/01/36	1,000	1,082,900
Series C, 5.00%, 08/01/27	1,390	1,568,309
Series C, 5.00%, 08/01/28	740	834,187
Series C, 5.00%, 08/01/29	1,555	1,750,572
Series C, 5.00%, 08/01/30	835	938,757

		6,637,525
Missouri — 0.3%
City of St. Louis Missouri IDA, Refunding RB, Ballpark Village Development Project, Series A, 3.88%, 11/15/29	395	401,573
St. Louis County Industrial Development Authority, Refunding RB, Friendship Village St. Louis Obligated Group:
5.00%, 09/01/27	360	405,266

4

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Missouri (continued)
St. Louis County Industrial Development Authority, Refunding RB, Friendship Village St. Louis Obligated Group (continued):
5.00%, 09/01/32	$1,015	$1,119,241

		1,926,080
Montana — 0.1%
County of Yellowstone Montana School District No. 2 Billings, GO, 5.00%, 06/15/30	500	562,885

Nebraska — 0.9%
County of Douglas Nebraska Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/30	800	893,544
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.50%, 01/01/30	1,000	1,050,830
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 01/01/30	1,000	1,088,490
5.00%, 01/01/32	2,000	2,171,480

		5,204,344
Nevada — 1.7%
County of Clark Nevada Department of Aviation, Refunding RB, 5.00%, 07/01/33	5,000	5,604,250
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project, 5.15%, 12/01/24	3,800	3,932,202

		9,536,452
New Hampshire — 0.2%
New Hampshire Health & Education Facilities Authority Act, Refunding RB, Dartmouth-Hitchcock Obligated Group, Series A:
5.00%, 08/01/31	640	733,709
5.00%, 08/01/32	365	416,195

		1,149,904
New Jersey — 26.3%
County of Essex New Jersey Improvement Authority, LRB, Newark Project, Series A (AGM), 5.00%, 11/01/20	2,000	2,076,720
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	6,040	6,540,776

Security	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB, Goethals Bridge Replacement Project, Private Activity Bond AMT:
5.50%, 01/01/26	$1,500	$1,700,490
5.50%, 01/01/27	1,000	1,129,370
New Jersey EDA, Refunding ARB, Port Newark Container Terminal LLC Project, AMT:
5.00%, 10/01/26	2,135	2,378,262
5.00%, 10/01/27	1,680	1,873,234
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Series E, AMT, 4.70%, 12/01/25	3,000	3,143,550
School Facilities Construction, Series AA, 4.25%, 12/15/24	3,850	3,891,541
School Facilities Construction, Series EE, 5.00%, 09/01/23	3,465	3,658,728
New Jersey Educational Facilities Authority, RB, Higher Education Facilities Trust Fund, 5.00%, 06/15/28	10,000	10,877,800
New Jersey Educational Facilities Authority, Refunding RB, 5.00%, 07/01/30	5,000	5,603,500
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Joseph Health System Obligated Group Issue, 5.00%, 07/01/30	1,595	1,748,694
New Jersey Higher Education Student Assistance Authority, Refunding RB:
AMT, Series B, 5.00%, 12/01/27	1,000	1,138,110
AMT, Series B, 5.00%, 12/01/28	1,000	1,136,290
Series 1, AMT, 5.50%, 12/01/26	835	887,029
Student Loan, Series 1A, 4.75%, 12/01/21	1,160	1,195,763
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/32	12,000	13,487,400
New Jersey State Turnpike Authority, Refunding RB, Series B, 5.00%, 01/01/29	10,000	11,100,300
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	2,000	2,220,700
Series B, 5.25%, 06/15/26	3,500	3,719,800
Transportation Program, Series AA, 5.25%, 06/15/31	12,000	12,909,960
5.25%, 06/15/32	2,250	2,471,197
Transportation System, Series A, 5.25%, 06/15/24	3,185	3,407,695
Transportation System, Series B, 5.50%, 06/15/31	13,970	14,780,679

5

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series C, 5.25%, 06/15/32	$10,000	$10,937,200
New Jersey Transportation Trust Fund Authority, Refunding RB, Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	1,695	1,882,043
Newark Housing Authority, RB, Series A:
5.00%, 12/01/23	1,230	1,386,198
5.00%, 12/01/25	1,345	1,518,962
South Jersey Port Corp., ARB, Sobordinated Marine Terminal, Series B, AMT:
5.00%, 01/01/29	250	278,575
5.00%, 01/01/30	200	222,352
5.00%, 01/01/31	350	387,937
5.00%, 01/01/32	425	468,924
South Jersey Port Corp., RB, Marine Terminal, Series O-1 (AGC), 4.63%, 01/01/19(a)	1,375	1,393,618
State of New Jersey, GO, Various Purposes, 5.00%, 06/01/28	5,000	5,646,200
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/30	850	972,740
5.00%, 06/01/32	7,000	7,947,730
Tobacco Settlement Bonds, 5.00%, 06/01/33	5,200	5,866,900

		151,986,967
New Mexico — 1.2%
Albuquerque Municipal School District No. 12, GO, Series 2017, 5.00%, 08/01/30	1,250	1,457,500
County of Albuquerque Bernalillo New Mexico Water Utility Authority, Refunding RB, 4.00%, 07/01/33	2,510	2,644,762
New Mexico Hospital Equipment Loan Council, Refunding RB, 5.00%, 08/01/31	2,500	2,821,875

		6,924,137
New York — 13.8%
Build NYC Resource Corp., RB, Inwood Academy for Leadership Charter School Project, Series A, 4.88%, 05/01/31(b)	450	460,314
City of New York, GO, Refunding, Series A, 5.00%, 08/01/29	6,125	7,072,599

Security	Par (000)	Value
New York (continued)
City of New York, GO:
Sub-Series B-1, 5.25%, 09/01/22	$4,250	$4,263,387
Sub-Series I-1, 5.50%, 04/01/19(a)	3,310	3,400,628
Sub-Series I-1, 5.50%, 04/01/21	1,690	1,735,140
City of New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.00%, 01/15/23	3,560	3,615,643
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, The Charter School for Applied Technologies Project, Series A:
4.00%, 06/01/22	800	829,600
4.50%, 06/01/27	1,710	1,838,866
5.00%, 06/01/35	415	448,520
County of Monroe New York Industrial Development Corp., Refunding RB, Series A, 5.00%, 07/01/23(a)	5,695	6,513,656
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A:
5.00%, 11/01/24	5,470	5,854,869
5.00%, 11/01/30	655	695,839
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.50%, 04/01/19(a)	1,000	1,027,380
Metropolitan Transportation Authority, RB(a):
Sub-Series B-1, 5.00%, 11/15/21	2,300	2,539,200
Sub-Series B-4, 5.00%, 11/15/21	1,500	1,656,000
New York City Trust for Cultural Resources, Refunding RB, Carnegie Hall, Series A, 5.00%, 12/01/29	2,750	2,867,727
New York State Dormitory Authority, RB, North Shore-Long Island Jewish Health System, Series A, 5.50%, 05/01/19(a)	1,495	1,540,717
New York State Dormitory Authority, Refunding RB:
4.25%, 09/01/19(a)	480	493,882
5.00%, 07/01/30	1,555	1,787,612
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8, 5.00%, 12/01/20	2,475	2,574,346
State of New York Dormitory Authority, RB:
Fordham University, Series A, 5.25%, 07/01/21(a)	900	990,171
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/32	9,000	10,074,420

6

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
State of New York Dormitory Authority, RB (continued):
Mental Health Services (AGM), 5.00%, 08/15/18(a)	$10	$10,014
Mental Health Services (AGM), 5.00%, 08/15/18(a)	30	30,042
Mental Health Services (AGM), 5.00%, 02/15/22	325	325,978
Mental Health Services, 2nd Series (AGM), 5.00%, 08/15/18(a)	10	10,014
Municipal Health Facilities Lease, Sub-Series 2-4, 5.00%, 01/15/27	6,900	6,910,971
New York University Hospitals Center, Series A, 5.00%, 07/01/20(a)	1,725	1,830,708
New York University Hospitals Center, Series A, 5.13%, 07/01/20(a)	1,670	1,776,262
State of New York Dormitory Authority, Refunding RB:
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/32	3,060	3,437,145
Orange Regional Medical Center, 5.00%, 12/01/27(b)	900	1,022,238
Orange Regional Medical Center, 5.00%, 12/01/28(b)	1,800	2,035,620

		79,669,508
North Carolina — 0.3%
North Carolina Medical Care Commission, Refunding RB, WakeMed, Series A, 5.00%, 10/01/31	1,500	1,654,245

Ohio — 1.2%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	6,000	6,708,840

Oklahoma — 1.6%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/28	1,575	1,783,814
Oklahoma City Public Property Authority, Refunding RB:
5.00%, 10/01/27	1,190	1,373,022
5.00%, 10/01/28	1,265	1,456,875
5.00%, 10/01/29	1,400	1,606,444
Oklahoma Development Finance Authority, RB, OU Medicene Project, Series B:
5.00%, 08/15/29	1,200	1,366,464

Security	Par (000)	Value
Oklahoma (continued)
Oklahoma Development Finance Authority, RB, OU Medicene Project, Series B (continued):
5.00%, 08/15/33	$1,305	$1,462,409

		9,049,028
Oregon — 1.5%
County of Klamath Oregon School District, GO:
5.00%, 06/15/30	1,000	1,122,700
5.00%, 06/15/31	1,000	1,121,230
County of Umatilla Oregon School District No. 16R Pendleton, GO, Series A, 5.00%, 06/15/32	2,000	2,266,660
Oregon State Facilities Authority, Refunding RB, Reed College Project, Series A, 5.00%, 07/01/20(a)	1,835	1,950,678
State of Oregon, GO, Series H, 5.00%, 05/01/36	2,000	2,191,240

		8,652,508
Pennsylvania — 7.6%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project(b):
5.00%, 05/01/22	2,000	2,146,560
5.00%, 05/01/23	640	687,706
5.00%, 05/01/28	835	933,255
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/31	1,000	1,132,710
5.00%, 06/01/32	2,715	3,060,782
5.00%, 06/01/33	2,000	2,245,860
County of Allegheny Pennsylvania, GO, Refunding, Series C-68, 5.00%, 11/01/25	2,515	2,740,218
County of Allegheny Pennsylvania, GO, Series C-67:
5.00%, 11/01/25	2,700	2,941,785
5.00%, 11/01/26	2,375	2,585,354
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, 5.00%, 09/01/32	1,310	1,502,046
Pennsylvania Economic Development Financing Authority, RB, PA Bridges Finco LP, AMT, 5.00%, 12/31/28	115	128,511
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 12/01/21(a)	4,000	4,442,680
Pennsylvania Turnpike Commission, Refunding RB:
Second Series, 5.00%, 12/01/30	2,620	2,959,342

7

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Refunding RB (continued):
Sub-Series B-2, 5.00%, 06/01/31	$5,000	$5,613,750
School District of Philadelphia, GO, Series A:
5.00%, 09/01/30	1,200	1,372,596
5.00%, 09/01/31	1,000	1,140,140
5.00%, 09/01/32	1,200	1,362,672
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series A (AGC), 6.00%, 07/01/20(a)	6,225	6,709,679

		43,705,646
Rhode Island — 1.3%
Providence Redevelopment Agency, Refunding RB, Series A, 5.00%, 04/01/29	1,000	1,083,480
Rhode Island Health & Educational Building Corp., RB, City of Newport Issue Financing Program, Series C, 5.00%, 05/15/30	2,305	2,532,872
Rhode Island Health & Educational Building Corp., Refunding RB, 5.00%, 09/01/32	2,000	2,240,160
Rhode Island Student Loan Authority, Refunding RB, Senior Series A, AMT:
5.00%, 12/01/24	750	836,790
5.00%, 12/01/25	850	952,179

		7,645,481
South Carolina — 2.5%
South Carolina Jobs-Economic Development Authority, Refunding RB, The Woodlands at Furman, 4.00%, 11/15/27	995	1,001,368
South Carolina Public Service Authority, Refunding RB, Series A:
5.00%, 12/01/30	5,500	6,120,290
5.00%, 12/01/31	5,660	6,265,450
5.00%, 12/01/32	200	220,672

Security	Par (000)	Value
South Carolina (continued)
South Carolina Public Service Authority, Refunding RB, Series A (continued):
5.00%, 12/01/33	$800	$876,368

		14,484,148
South Dakota — 0.2%
South Dakota Health & Educational Facilities Authority, Refunding RB, Regional Health, 5.00%, 09/01/20(a)	1,000	1,067,160

Tennessee — 2.0%
County of Memphis-Shelby Industrial Development Board, Refunding, Tax Allocation Bonds, Graceland Project, Series A, 4.75%, 07/01/27	220	232,432
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project:
Series A, 5.00%, 11/01/23	2,695	2,803,555
Series B, 5.00%, 11/01/22	1,000	1,040,150
Knox County Health Educational & Housing Facility Board Tennessee, Refunding RB, Eastowne Village Project, 4.00%, 06/01/31(g)	2,965	3,042,149
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/35	4,000	4,467,160

		11,585,446
Texas — 10.0%
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/30	6,000	6,989,160
City of Grapevine Texas, GO, 5.00%, 02/15/33	5,685	6,298,582
City of Houston Texas, Refunding ARB, Subordinate Lien, Series A, AMT:
5.00%, 07/01/25	1,500	1,614,360
5.00%, 07/01/32	1,010	1,095,315
City of Houston Texas Airport System Revenue, Refunding ARB, Sub-Series A, AMT:
5.00%, 07/01/31	1,430	1,656,369
5.00%, 07/01/32	1,115	1,286,364
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT, 5.00%, 11/01/38	8,290	8,889,367
Dallas-Fort Worth Texas International Airport, Refunding RB, AMT:
Series E, 5.00%, 11/01/26	2,185	2,323,813

8

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
Dallas-Fort Worth Texas International Airport, Refunding RB, AMT (continued):
Series E, 5.00%, 11/01/27	$4,960	$5,272,827
Series F, 5.00%, 11/01/31	6,345	6,733,695
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, AMT, 5.00%, 11/01/28	1,000	1,079,150
New Hope Cultural Education Facilities Finance Corp., RB, Jubilee Academic Center Project, Series A(b):
3.63%, 08/15/22	105	104,279
4.25%, 08/15/27	160	160,269
Red River Education Financing Corp., RB, 5.00%, 03/15/33	1,340	1,477,873
San Jacinto River Authority, RB, Special Project (AGM), 5.25%, 10/01/25	2,910	3,031,230
Socorro Independent School District, GO, Refunding (PSF-GTD):
5.00%, 08/15/20(a)	2,410	2,570,988
5.00%, 08/15/32	90	95,546
Via Metropolitan Transit Authority, Refunding RB:
5.25%, 08/01/28	1,585	1,786,976
5.25%, 08/01/29	1,720	1,936,600
5.25%, 08/01/33	3,000	3,374,790

		57,777,553
U.S. Virgin Islands — 0.9%
Virgin Islands Public Finance Authority, Refunding RB, Series A (AGM), 5.25%, 10/01/24	5,000	5,333,750

Utah — 0.3%
Utah Charter School Finance Authority, Refunding RB, Freedom Academy Foundation Project, 4.50%, 06/15/27(b)	1,500	1,489,095

Vermont — 1.0%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/30	5,565	5,843,862

Washington — 0.3%
Washington State Housing Finance Commission, Refunding RB, Horizone House Project, 5.00%, 01/01/27(b)	1,355	1,530,432

West Virginia — 1.0%
West Virginia Hospital Finance Authority, Refunding RB, Charleston Area Medical Center, Inc., Series A, 5.13%, 09/01/23	4,000	4,118,520

Security	Par (000)	Value
West Virginia (continued)
West Virginia University, RB, West Virginia University Project, Series B, 5.00%, 10/01/30	$1,500	$1,623,810

		5,742,330
Wisconsin — 1.3%
Public Finance Authority, Refunding RB, AMT:
National Gypsum Co., 5.25%, 04/01/30	2,410	2,570,795
Wisconsin Airport Facilities, Senior Obligated Group, Series B, 5.25%, 07/01/28	4,765	5,130,619

		7,701,414

Total Municipal Bonds — 136.1% (Cost — $758,151,446)		786,955,248

Municipal Bonds Transferred to Tender Option Bond Trusts(h)
California — 4.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Subordinate, 4.00%, 04/01/31(i)	8,080	8,765,850
State of California, GO, Refunding Water Utility Authority, 5.00%, 10/01/35	12,500	14,425,186

		23,191,036
Connecticut — 2.0%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Group, 5.00%, 12/01/33	10,000	11,393,605

Iowa — 1.3%
Iowa Finance Authority, Refunding RB, UnityPoint Health, Series C, 4.13%, 02/15/35	7,500	7,654,375

Massachusetts — 3.4%
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System:
5.00%, 07/01/32	7,500	8,742,025

9

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System (continued):
Series L, 5.00%, 07/01/31	$10,175	$11,020,124

		19,762,149
Minnesota — 1.9%
State of Minnesota, GO, State Various Purposes, Series A, 4.00%, 08/01/20(a)	10,525	10,987,792

New Jersey — 1.6%
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F, AMT, Series BB:
3.65%, 04/01/28	5,000	4,999,990
3.70%, 10/01/28	3,875	3,874,682

		8,874,672
New York — 10.8%
City of New York, GO:
Sub-Series 1-I, 5.00%, 03/01/32	7,009	7,861,842
Refunding Series E, 5.00%, 08/01/19(a)	1,018	1,051,401
Refunding Series E, 5.00%, 08/01/27	2,489	2,572,371
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.00%, 11/15/39	4,980	5,543,055
Metropolitan Transportation Authority, Refunding RB, Series B, 5.25%, 11/15/19(a)	4,001	4,192,454
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured Subordinate Bonds, SubSeries B-1, 5.00%, 08/01/36	9,444	10,746,114
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/32	4,009	4,432,231
Consolidated, Series 169th, 5.00%, 10/15/26	5,530	5,988,050

Security	Par (000)	Value
New York (continued)
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	$5,010	$5,745,084
State of New York Dormitory Authority, Refunding RB, Series E, 5.25%, 03/15/33	7,000	8,129,205
State of New York Urban Development Corp., RB, Personal Income Tax, Series A-1, 5.00%, 03/15/32	5,501	6,125,189

		62,386,996
Texas — 1.5%
Pflugerville Independent School District, GO, (PSF-GTD), 5.00%, 02/15/24(a)	7,500	8,649,075

Washington — 2.9%
Port of Seattle Washington, ARB, AMT, Series A, 5.00%, 05/01/34	15,000	16,929,900

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.4% (Cost — $166,406,388)		169,829,600

Total Long-Term Investments — 165.5% (Cost — $924,557,834)		956,784,848

	Shares
Short-Term Securities — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.85%(j)(k)	1,851,665	1,852,036

Total Short-Term Securities — 0.3% (Cost — $1,852,036)		1,852,036

Total Investments — 165.8% (Cost — $926,409,870)		958,636,884
Other Assets Less Liabilities — 1.1%		7,009,462
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.3)%		(100,291,790)
VMTP Shares at Liquidation Value — (49.6)%		(287,100,000)

Net Assets Applicable to Common Shares — 100.0%		$578,254,556

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	When-issued security.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

10

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

(g)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on April 1,2025 is $6,226,089.

(j)	Annualized 7-day yield as of period end.
(k)

During the period ended July 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/18	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	1,851,665	1,851,665	$1,852,036	$5,082	$220	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
S/F	Single-Family

11

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	199	09/19/18	$23,765	$54,138
Long U.S. Treasury Bond	78	09/19/18	11,152	(468)
5-Year U.S. Treasury Note	93	09/28/18	10,521	15,032

				$68,702

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$956,784,848	$—	$956,784,848
Short-Term Securities	1,852,036	—	—	1,852,036

	$1,852,036	$956,784,848	$—	$958,636,884

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$69,170	$—	$—	$69,170
Liabilities:
Interest rate contracts	(468)	—	—	(468)

	$68,702	$—	$—	$68,702

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

12

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(100,050,641)	$—	$(100,050,641)
VMTP Shares at Liquidation Value	—	(287,100,000)	—	(287,100,000)

	$—	$(387,150,641)	$—	$(387,150,641)

During the period ended July 31, 2018, there were no transfers between levels.

13

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni Intermediate Duration Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: September 20, 2018